Document and Entity Information	Apr. 07, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Apr. 07, 2026
Entity Registrant Name	VORNADO REALTY TRUST
Entity Incorporation, State or Country Code	MD
Entity File Number	001-11954
Entity Tax Identification Number	22-1657560
Entity Address, Address Line One	888 Seventh Avenue
Entity Address, City or Town	New York,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	894-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000899689
Amendment Flag	false
Vornado Realty L.P.
Entity Information [Line Items]
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34482
Entity Tax Identification Number	13-3925979
Entity Central Index Key	0001040765
Amendment Flag	false
New York Stock Exchange | Common Shares of beneficial interest, $.04 par value per share
Entity Information [Line Items]
Title of 12(b) Security	Common Shares of beneficial interest, $.04 par value per share
Trading Symbol	VNO
Security Exchange Name	NYSE
New York Stock Exchange | 5.40% Series L
Entity Information [Line Items]
Title of 12(b) Security	5.40% Series L
Trading Symbol	VNO/PL
Security Exchange Name	NYSE
New York Stock Exchange | 5.25% Series M
Entity Information [Line Items]
Title of 12(b) Security	5.25% Series M
Trading Symbol	VNO/PM
Security Exchange Name	NYSE
New York Stock Exchange | 5.25% Series N
Entity Information [Line Items]
Title of 12(b) Security	5.25% Series N
Trading Symbol	VNO/PN
Security Exchange Name	NYSE
New York Stock Exchange | 4.45% Series O
Entity Information [Line Items]
Title of 12(b) Security	4.45% Series O
Trading Symbol	VNO/PO
Security Exchange Name	NYSE